Subsequent Events (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 30, 2024 USD ($) $ / shares shares	Jan. 18, 2024 USD ($)	Jan. 09, 2024 USD ($)	May 11, 2023 USD ($) $ / shares	Jan. 01, 2023 $ / shares	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jan. 31, 2024 shares	Apr. 04, 2022 $ / shares	Jan. 19, 2020 ₪ / shares	Jan. 19, 2020 $ / shares
Subsequent Events [Line Items]
Additional amount							$ 500
Credit facility initial term							10 years
First payment							$ 1,500
Additional loans							$ 3,000
Additional loans will accrue interest rate							12.00%
Credit facility of financing obligations							$ 7,500
Aggregate amount of equity financing transaction							5,000
Aggregate gross proceeds						$ 6,000	3,000
Right to convert an amount							1,500
Aggregate exercise amount							$ 7,500
Exercise price (in Dollars per share) | $ / shares					$ 24
Percentage of premium share price							150.00%
Facility warrant was adjusted (in Dollars per share) | $ / shares					$ 20		$ 0.408
Facility warrant was adjusted shares (in Shares) | shares							18,382,353
Contract value							$ 1,000
Warrants exercise price per share (in Dollars per share) | (per share)				$ 6.72							$ 33.44	₪ 0.01
Warrants term					3 years		5 years 6 months
Proceeds from private placements	$ 3,500			$ 3,000
Private placement converted amount	$ 500							$ 1,000
Credit facility outstanding							$ 500
Ordinary shares (in Shares) | shares							2,998,278	1,987,005
Gross proceeds							$ 4,955
Conpany transaction, description							D.On February 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the shareholders of the Company approved (i) the cancelation of the nominal value of the Company’s registered and issued share capital; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and to amend the Company’s Amended and Restated Articles of Association accordingly.
Switch Yard Systems [Member]
Subsequent Events [Line Items]
Rail Vision Switch Yard Systems Valued							$ 5,000
Contract value							4,000
Initial Installments [Member]
Subsequent Events [Line Items]
Additional loans							750
Additional Installments [Member]
Subsequent Events [Line Items]
Additional loans							750
Credit Facility [Member]
Subsequent Events [Line Items]
Aggregate amount of equity financing transaction							$ 5,000
Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 14		$ 3.1
Facility warrant was adjusted (in Dollars per share) | $ / shares					$ 12
Warrant facility (in Shares) | shares							920,000
Gross proceeds							$ 375
Warrants exercise price per share (in Dollars per share) | $ / shares													$ 0.003
PIPE Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares (in Shares) | shares							507,743
Warrants (in Shares) | shares							1,394,999
PIPE Common Warrants [Member]
Subsequent Events [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares							$ 0.98475
Ordinary shares (in Shares) | shares							761,615
Warrants (in Shares) | shares							4,269,688
Facility Conversion Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Warrants (in Shares) | shares							507,743
Facility Conversion Common Warrant [Member]
Subsequent Events [Line Items]
Warrants (in Shares) | shares							761,615
Credit Facility Agreement [Member]
Subsequent Events [Line Items]
Accrues interest at a rate							8.00%
Accrued interest [Member]
Subsequent Events [Line Items]
Accrues interest at a rate							30.00%
Facility Warrant [Member]
Subsequent Events [Line Items]
Facility warrant was exercisable							5 years
Private Placement [Member]
Subsequent Events [Line Items]
Aggregate amount of equity financing transaction							$ 5,000
Aggregate gross proceeds							$ 5,000
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares purchased (in Shares) | shares							2,419,354
Subsequent Event [Member]
Subsequent Events [Line Items]
Credit Facility			$ 6,000
Additional amount			$ 3,000
Purchase price per unit (in Dollars per share) | $ / shares	$ 0.98475
Proceeds from private placements	$ 3,000
Exercised warrants (in Shares) | shares										493,424
Ordinary shares issued (in Shares) | shares										181,002
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Purchase and sale of warrant		$ 2,500
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Purchase and sale of warrant		$ 3,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of stock (in Shares) | shares	1,394,999
Subsequent Event [Member] | PIPE Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Purchase of stock (in Shares) | shares	4,569,688
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchase of stock (in Shares) | shares	1,651,458